AMERITAS VARIABLE LIFE INSURANCE COMPANY
           AMERITAS VARIABLE LIFE INSURANCE COMPANY SEPARATE ACCOUNT V
            Supplement to Protector hVUL Prospectus Dated May 1, 2006
                        Supplement Dated October 12, 2006

1. The POLICY CHARGES section on pages 4-5 of the above prospectus is deleted and replaced with the following:

         POLICY CHARGES

         The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you pay a premium, surrender the Policy, or transfer Policy value between investment options. State premium taxes may also be deducted.

--------------------------------------------------- ----------------------- -------------------- --------------------
                                                                                                      Guaranteed
   TRANSACTION FEES                                       When Deducted            Current              Maximum
--------------------------------------------------- ----------------------- -------------------- --------------------
PERCENT OF PREMIUM CHARGE                           When each premium is    5% of each premium      7.5% of each
                                                    paid.                         payment          premium payment
--------------------------------------------------- ----------------------- -------------------- --------------------
SURRENDER CHARGE  (per $1,000 of Face Amount of     Upon a full surrender   Varies(1)
insurance coverage)                                 during the first 14     Policy Year 1:
                                                    Policy Years or in      Minimum      $17.15
                                                    the 14 Policy Years     Maximum      $51.67     Same as current
                                                    following an increase   Example (2)  $29.52
                                                    in face amount of       Fee declines each
                                                    insurance coverage.     year.
--------------------------------------------------- ----------------------- -------------------- --------------------
PARTIAL WITHDRAWAL CHARGE
     (lesser of % of withdrawal amount or dollar    Upon each withdrawal.        2% or $25            2% or $50
amount)
--------------------------------------------------- ----------------------- -------------------- --------------------
TRANSFER FEE (per transfer)                         First 15 transfers
                                                    per year:                      NONE                 NONE
                                                    Each additional
                                                    transfer:                      NONE                  $10
--------------------------------------------------- ----------------------- -------------------- --------------------
NEW GUARANTEED DEATH BENEFIT FEE                    When a new guaranteed
                                                    death benefit is             $25 plus
                                                    elected after a prior     $0.10 per $1,000      Same as current
                                                    guaranteed death         of face amount of
                                                    benefit has expired      insurance coverage.
                                                    or lapsed.
--------------------------------------------------- ----------------------- -------------------- --------------------

Transaction Fees Table Footnotes:
(1) Varies in amount and duration by insured's sex, issue age, risk class, and the amount of time you have had your Policy. For increases in face amount, varies in amount and duration by insured's sex, risk class, attained age at the time of the increase, and the amount of time since the increase. Taxes and penalties may also apply. Ask for a Policy illustration or see your Policy for these charges applicable to you.
(2) Assumes a male, age 45 at Policy issue and in our best risk class. Fee declines to $2.95 per $1,000 in 14th Year and zero thereafter.

         The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

---------------------------------------------------- --------------------- --------------------- --------------------
PERIODIC CHARGES
(other than Subaccount portfolio operating               When Deducted            Current            Guaranteed
expenses)                                                                         (annual)         Maximum (annual)
---------------------------------------------------- --------------------- --------------------- --------------------
DAILY DEDUCTION FROM SEPARATE ACCOUNT ASSETS
      (to equal the annual % shown)
---------------------------------------------------- --------------------- --------------------- --------------------
RISK CHARGE (for mortality and expense risk)
                                  Policy Years 1-15        Daily                  0.70%                 0.90%
                                   Policy Years 16+                               0.45%                 0.65%
---------------------------------------------------- --------------------- --------------------- --------------------
MONTHLY DEDUCTION FROM POLICY VALUE
      Several of the charges below vary based on individual characteristics. The cost shown for these charges may not be representative of the charge you will pay. Ask for a Policy illustration or see your Policy for the charge applicable to you.
---------------------------------------------------- --------------------- --------------------- --------------------
                                                                           Varies(1)             Varies (2)
BASE POLICY COST OF INSURANCE (Rate is per $1000                           Minimum        $0.25  Minimum       $0.45
of the net amount of insurance coverage at risk)           Monthly         Maximum     $1000.00  Maximum    $1000.00
                                                                           Example (7,8)  $0.85  Example (7,8) $2.33
---------------------------------------------------- --------------------- --------------------- --------------------

---------------------------------------------------- --------------------- --------------------- --------------------
ADMINISTRATIVE CHARGE                                      Monthly                $90.00               $120.00
---------------------------------------------------- --------------------- --------------------- --------------------
                                                                           Varies (3)            Varies (3)
                                                                           Minimum        $0.60  Minimum       $0.60
ADMINISTRATIVE CHARGE PER $1,000 OF INITIAL FACE      Monthly, for first   Maximum       $13.56  Maximum      $13.56
AMOUNT (Rate is an amount per $1,000 of initial        20 Policy Years     Example (7)    $1.08  Example (7)   $1.08
Face Amount of insurance coverage)                         only.           Fee remains level     Fee remains level
                                                                           for 15 years and      for 20 Policy Years
                                                                           grades to $0 in
                                                                           Policy Year 21
---------------------------------------------------- --------------------- --------------------- --------------------
                                                                           Varies(4)             Varies(4)
                                                                           Minimum        $0.60  Minimum       $0.60
                                                           Monthly,        Maximum       $13.56  Maximum      $13.56
ADMINISTRATIVE CHARGE PER $1,000 OF INCREASE IN      for first 20 years    Example    (7) $1.08  Example (7)   $1.08
FACE AMOUNT (Rate is an amount per $1,000 of            following the      Fee remains level     Fee remains level
increase in face amount of insurance coverage)            increase         for 15 years and      for 20 years after
                                                                           grades to $0 20       the increase
                                                                           years after the
                                                                           increase
---------------------------------------------------- --------------------- --------------------- --------------------
COST OF OPTIONAL FEATURES
---------------------------------------------------- --------------------- --------------------- --------------------
   Insured Disability Benefit Rider (Rate is per                           Varies(5)
   $100 of the rider annual benefit.)                      Monthly         Minimum        $3.59
                                                                           Maximum       $21.44    Same as current
                                                                           Example (7)    $5.06
---------------------------------------------------- --------------------- --------------------- --------------------
   Children's Protection Rider                             Monthly                  $52            Same as current
---------------------------------------------------- --------------------- --------------------- --------------------
   Other Insured Rider  (Rate is per $1,000 of the                         Varies(2)             Varies(2)
   rider benefit.)                                                         Minimum        $0.40  Minimum       $0.45
                                                           Monthly         Maximum     $1000.00  Maximum    $1000.00
                                                                           Example (7,8)  $1.48  Example (7,8) $2.33
---------------------------------------------------- --------------------- --------------------- --------------------
   Terminal Illness Rider                                     N/A                 No Cost               No Cost
---------------------------------------------------- --------------------- --------------------- --------------------
   Legacy Asset Rider  (Rate is per $1,000 of the                          Varies(2)             Varies(2)
   rider net amount at risk.)                                              Minimum        $0.40  Minimum       $0.50
                                                           Monthly         Maximum      $282.13  Maximum     $528.83
                                                                           Example (7,8)  $0.93  Example (7,8) $1.40
 --------------------------------------------------- --------------------- --------------------- --------------------
   Waiver of Deductions Rider on Legacy                                    Varies (6)
   Asset Rider  (Rate is percentage of the total           Monthly         Minimum        0.05%        Same as
   monthly deduction not including this rider.)                            Maximum       77.66%        current
                                                                           Example (7,8)  0.24%
---------------------------------------------------- --------------------- --------------------- --------------------

Periodic Charges Table Footnotes:
(1) Rate varies by insured's sex, issue age, risk class, and the length of time the Policy has been in force.
(2)      Rate varies by insured's sex, risk class and attained age.
(3)      Rate varies by insured's sex, issue age, and risk class.
(4) Rate varies by insured's sex, and age and risk class at the time of the increase. Example charges assume increase occurs after five Policy Years.
(5) Rate varies by insured's sex, age and risk class at the time the rider is added to the Policy.
(6)      Rate varies by insured's attained age.
(7) "Example" charges assume an insured who is male, best risk class, age 45 when Policy is issued or rider is added to the Policy.
(8)      "Example" charges assume Policy is in its first Policy Year.

         We currently do not assess a separate charge against our Separate Account or Fixed Account for any income taxes. We may, however, make such a charge in the future if income or gains within the Separate Account will incur any income tax liability, or if tax treatment of our Company changes.

         The next table describes net interest rates charged on amounts borrowed from the Policy.

-------------------------------------------------------- ----------------------- ---------------- --------------------
                                                                                                        Guaranteed
NET INTEREST CHARGED ON LOANS                                  When Deducted          Current             Maximum
-------------------------------------------------------- ----------------------- ---------------- --------------------
LOAN ACCOUNT  (effective annual rates - net of credit
              for 3% effective annual yield interest rate)   Upon each Policy
    Regular Loans                                              anniversary              2%              2.5%
    Reduced Rate Loans (available only after the 5th                                    0%              0.5%
                       Policy Year)
-------------------------------------------------------- ----------------------- ---------------- ----------------

2. The second paragraph of the Guaranteed Death Benefit section on Page 19 is deleted and replaced with the following:

         When you apply for your Policy, you select the period of time over which you wish the guaranteed death benefit to be in effect, which must be at least ten years, and the period of time over which you plan to pay for it. You also select the amount of initial premium you wish allocated to the Fixed Account to specifically reduce the amount of guaranteed death benefit premium. We calculate the monthly guaranteed death benefit premium based on these specifications. The guaranteed death benefit period and required premium to fund it vary depending upon your gender, age at Policy issue, cost of insurance factors, and riders selected. Certain changes to your Policy while the guaranteed death benefit is in effect will result in establishing a new guaranteed death benefit period and a recalculation of the guaranteed death benefit premium. These changes include an increase or decrease in the face amount of insurance, a change in death benefit option, an increase or decrease in the amount of rider coverage, or a change in risk of the insured.

                     Please retain this Supplement with the
              current prospectus for your variable Policy issued by
                    Ameritas Variable Life Insurance Company.
                 If you do not have a current prospectus, please
                        contact AVLIC at 1-800-745-1112.